CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net loss	$ (400,555)	$ (10,001)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	398	413
Amortization of notes and securities discounts	13,681	14,935
Stock-based compensation expense	132,542	4,949
Paid in kind interest	0	18,769
Change in fair value of warrants expense	(66,146)	31,903
Change in derivative liabilities	0	(87,475)
Accretion, net of amortization	142	(307)
Net realized gains (losses) on available-for-sale securities	52	(421)
Changes in operating assets and liabilities:
Accrued retrospective premiums	4,645	(14,653)
Other receivables	(9,759)	(9,838)
Reinsurance recoverable	0	376
Performance year receivable	(220,738)	0
Surety bonds and deposits	(13,165)	0
Prepaid expenses	(4,347)	(6,296)
Other assets	(10,261)	496
Healthcare receivables	4,089	(8,506)
Operating lease right-of-use assets	2,636	2,437
Unpaid claims	36,234	15,729
Accounts payable and accrued expenses	1,386	5,937
Accrued salaries and benefits	9,458	662
Premium deficiency (benefit) reserve	48,661	(16,356)
Other liabilities	27,477	1,414
Performance year obligation	244,599	0
Operating lease liabilities	(3,179)	(2,761)
Net cash used in operating activities	(202,150)	(58,594)
Cash flows from investing activities
Purchases of available-for-sale securities	(705,598)	(152,248)
Proceeds from sales of short-term investments and available-for-sale securities	126,862	166,024
Proceeds from maturities of investment securities	250,265	56,701
Purchases of property and equipment	(485)	(630)
Net cash provided by (used in) investing activities	(328,956)	69,847
Cash flows from financing activities
Proceeds from issuance of convertible securities	0	20,000
Deferred financing costs	0	(108)
Payment of notes payable principal	(30,925)	(13,868)
Issuance of common stock, net of early exercise liability	5,547	954
Proceeds from reverse recapitalization, net of transaction costs	666,242	0
Proceeds received for the exercise of Public and Private Warrants	390	0
Payment for the redemptions of Public Warrants	(85)	0
Treasury stock acquired	(147)	0
Issuance of noncontrolling interest	0	3,903
Net cash provided by financing activities	641,022	10,881
Net increase (decrease) in cash and cash equivalents	109,916	22,134
Cash and cash equivalents, beginning of year	92,348	67,598
Cash and cash equivalents, end of year	202,264	89,732
Supplemental cash flow disclosures
Cash paid during the year for interest	0	3,524
Supplemental disclosure of non-cash investing and financing activities
Conversion of preferred stock to common stock	447,747	0
Issuance of common stock related to convertible debt	16,059	0
Capital contribution for extinguishment of debt	126,795	0
Issuance of common stock related to warrants exercised	97,782	0
Acquisition of Public and Private Warrants	147,582	0
Issuance of common stock related to the exercise of Public and Private Warrants	81,283	0
Right-of-use assets obtained in exchange for lease liabilities	$ 582	$ 0